Financial Instruments - Significant Unobservable Inputs (Details) - Internal Models with Significant Unobservable Inputs (Level 3) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation for all assets and liabilities measured at fair value
Balance at beginning of year	$ 33,775,451	$ 34,921,530
Included in other comprehensive income	(16,387,752)	(1,146,079)
Warrants exercised for common stock of UHI	$ (17,387,699)
Balance at the end of year		$ 33,775,451